Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Dec. 31, 2024
Class A Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	[1]	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	[1]	50,000,000	50,000,000
Ordinary shares, shares outstanding	[1]	50,000,000	50,000,000
Class B Ordinary Shares
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	[1]	4,000,000,000	4,000,000,000
Ordinary shares, shares issued	[1]	603,864,286	466,364,286
Ordinary shares, shares outstanding	[1]	603,864,286	466,364,286

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization (Note 1).